Tower Transaction (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 16, 2013
Other Liabilities [Line Items]
Depreciation expense	$ 17,773	$ 17,722	$ 16,933
Crown Castle International [Member]
Other Liabilities [Line Items]
Closing date of failed sale-leaseback transaction				Dec. 16, 2013
Number Of Towers Subject To Failed Sale-Leaseback				9,048
Number of towers subject to disposition (as shown)				627
Cash from failed sale-leaseback (in millions U.S. dollars)				4,827
Term of lease				28 years 0 months 0 days
Approximate fixed future purchase option price on failed sale-leaseback (in millions U.S. dollars)				4,200
Minimum Leaseback Term				10 years 0 months 0 days
Balance of tower assets (in millions U.S. dollars)	999	1,039
Depreciation expense	39
Approximate annual interest rate - financing obligation (as shown)	3.90%
Lease payments - 2014	221
Minimum lease payments - 2015	225
Minimum lease payments - 2016	229
Minimum lease payments - 2017	234
Minimum lease payments - 2018	239
Minimum lease payments - 2019	244
Minimum lease payments - thereafter	$ 2,553